Note Debt Securities Held-to-maturity (Amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of debt securities HTM) (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2018	Dec. 31, 2017
Amortized cost
Amortized cost - Within 1 year	$ 3,510
Amortized cost - After 1 to 5 years	17,005
Amortized cost - After 5 to 10 years	23,940
Amortized cost - After 10 years	57,120
Amortized cost	101,575	$ 107,019
Gross unrecognized gains
Gross Unrealized Gains	3,946	3,838
Gross unrealized losses
Gross Unrealized Losses	2,868	13,356
Fair Value
Fair Value - within 1 year	3,474
Fair Value - After 1 to 5 years	15,924
Fair Value - After 5 to 10 years	22,239
Fair Value - After 10 years	61,016
Total investment securities held-to-maturity - Fair Value	$ 102,653	$ 97,501
Weighted Average Yield
Weighted Average Yield	3.60%	3.79%
Obligations of Puerto Rico, States and political subdivisions
Amortized cost
Amortized cost - Within 1 year	$ 3,510	$ 3,295
Amortized cost - After 1 to 5 years	16,505	15,485
Amortized cost - After 5 to 10 years	23,885	29,240
Amortized cost - After 10 years	45,559	44,734
Amortized cost	89,459	92,754
Gross unrecognized gains
Gross unrealized gains - Within 1 year	0	0
Gross unrealized gains - After 1 to 5 years	0	0
Gross unrealized gains - After 5 to 10 years	0	0
Gross unrealized gains - After 10 years	3,943	3,834
Gross Unrealized Gains	3,943	3,834
Gross unrealized losses
Gross unrealized losses - Within 1 year	36	79
Gross unrealized losses - After 1 to 5 years	1,081	4,143
Gross unrealized losses - After 5 to 10 years	1,704	8,905
Gross unrealized losses - After 10 years	47	222
Gross Unrealized Losses	2,868	13,349
Fair Value
Fair Value - within 1 year	3,474	3,216
Fair Value - After 1 to 5 years	15,424	11,342
Fair Value - After 5 to 10 years	22,181	20,335
Fair Value - After 10 years	49,455	48,346
Total investment securities held-to-maturity - Fair Value	$ 90,534	$ 83,239
Weighted Average Yield
Weighted average yield - Within 1 Year	5.99%	5.96%
Weighted average yield - After 1 to 5 years	6.07%	6.05%
Weighted average yield - After 5 to 10 years	3.61%	3.89%
Weighted average yield - After 10 years	1.79%	1.93%
Weighted Average Yield	3.23%	3.38%
Collateralized Mortgage Obligations - Federal agencies
Amortized cost
Amortized cost - After 5 to 10 years	$ 55	$ 67
Amortized cost	55	67
Gross unrecognized gains
Gross unrealized gains - After 5 to 10 years	3	4
Gross Unrealized Gains	3	4
Gross unrealized losses
Gross unrealized losses - After 5 to 10 years	0	0
Gross Unrealized Losses	0	0
Fair Value
Fair Value - After 5 to 10 years	58	71
Total investment securities held-to-maturity - Fair Value	$ 58	$ 71
Weighted Average Yield
Weighted average yield - After 5 to 10 years	5.45%	5.45%
Weighted Average Yield	5.45%	5.45%
Securities in wholly owned statutory business trusts
Amortized cost
Amortized cost - After 5 to 10 years		$ 1,637
Amortized cost - After 10 years	$ 11,561	11,561
Amortized cost	11,561	13,198
Gross unrecognized gains
Gross unrealized gains - After 5 to 10 years		0
Gross unrealized gains - After 10 years	0	0
Gross Unrealized Gains	0	0
Gross unrealized losses
Gross unrealized losses - After 5 to 10 years		0
Gross unrealized losses - After 10 years	0	0
Gross Unrealized Losses	0	0
Fair Value
Fair Value - After 5 to 10 years		1,637
Fair Value - After 10 years	11,561	11,561
Total investment securities held-to-maturity - Fair Value	$ 11,561	$ 13,198
Weighted Average Yield
Weighted average yield - After 5 to 10 years		8.33%
Weighted average yield - After 10 years	6.51%	6.51%
Weighted Average Yield	6.51%	6.73%
Other
Amortized cost
Amortized cost - Within 1 year		$ 500
Amortized cost - After 1 to 5 years	$ 500	500
Amortized cost	500	1,000
Gross unrecognized gains
Gross unrealized gains - Within 1 year		0
Gross unrealized gains - After 1 to 5 years	0	0
Gross Unrealized Gains	0	0
Gross unrealized losses
Gross unrealized losses - Within 1 year		7
Gross unrealized losses - After 1 to 5 years	0	0
Gross Unrealized Losses	0	7
Fair Value
Fair Value - within 1 year		493
Fair Value - After 1 to 5 years	500	500
Total investment securities held-to-maturity - Fair Value	$ 500	$ 993
Weighted Average Yield
Weighted average yield - Within 1 Year		1.96%
Weighted average yield - After 1 to 5 years	2.97%	2.97%
Weighted Average Yield	2.97%	2.47%